DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 25, 2022 USD ($)	Mar. 31, 2022 USD ($) hydroponicFarm	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) hydroponicFarm	Dec. 31, 2020 USD ($) hydroponicFarm	Apr. 19, 2022 USD ($)	Mar. 07, 2022 USD ($)	Mar. 04, 2022 USD ($)	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of large scale hydroponic farms | hydroponicFarm		4		4	1
Net loss		$ 16,318	$ 5,897	$ 40,057	$ 8,657
Accumulated deficit		78,924		62,606	$ 378
Gross proceeds from sale-leaseback transaction		8,100
Short-Term Debt [Line Items]
Convertible debt		10,051		$ 0				$ 10,000
Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gross proceeds from sale-leaseback transaction	$ 8,100
Line of Credit | Senior Secured Credit Facility | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under credit agreement						$ 30,000
Line of Credit | Term Loan | Senior Secured Credit Facility | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility						20,000
Line of Credit | Revolving Credit Facility | Senior Secured Credit Facility | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under credit agreement						$ 10,000
Convertible Debt
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility		20,000						$ 20,000	$ 3,000
Convertible debt		$ 10,000
Convertible Debt | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility							$ 20,000